ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	¥ 144,921		¥ 189,646		$ 22,274
Allowance for doubtful accounts	(12,969)		(57)		(1,993)
Accounts receivable, net	131,952		189,589		$ 20,281
The movement in the allowance for doubtful accounts were as follows:
Balance at the beginning of the year	57	$ 9	1,781	¥ 2,281
Acquisition of CHS	0	0	0	167
Provisions for the year	14,840	2,281	1,066	2,925
Reversal of provisions from prior periods due to subsequent cash collection during the year	0	0	0	(749)
Amounts written off during the year	(1,928)	(297)	(2,790)	(2,843)
Balance at the end of the year	¥ 12,969	$ 1,993	¥ 57	¥ 1,781